Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and dividend income
Loans, including fees	$ 89,570	$ 87,777	$ 84,972
Taxable securities	5,473	5,359	6,584
Tax-exempt securities	6,250	6,123	5,647
Federal funds sold and other	449	606	851
Total interest and dividend income	101,742	99,865	98,054
Interest expense
Deposits	4,175	6,881	8,057
Federal Home Loan Bank advances	1,163	1,932	3,452
Subordinated debentures	955	945	1,423
Securities sold under agreements to repurchase and other	24	380	22
Total interest expense	6,317	10,138	12,954
Net interest income	95,425	89,727	85,100
Provision for loan losses	830	10,112	1,035
Net interest income after provision for loan losses	94,595	79,615	84,065
Noninterest income
Service charges	5,905	5,288	6,395
Net gain on sale of securities	1,786	94	32
Net gain (loss) on equity securities	186	(57)	121
Net gain on sale of loans	8,042	8,563	2,707
ATM/Interchange fees	5,443	4,472	4,056
Wealth management fees	4,857	3,981	3,670
Bank owned life insurance	1,200	977	1,007
Tax refund processing fees	2,375	2,375	2,750
Computer center item processing fees	175	252	273
Swap fees	207	1,459	516
Other	1,276	778	916
Total Noninterest Income	31,452	28,182	22,443
Noninterest expense
Compensation expense	44,690	42,480	39,156
Net occupancy expense	4,213	4,079	3,835
Equipment expense	1,838	2,006	2,246
Contracted data processing	1,725	1,880	1,831
FDIC Assessment	1,056	728	138
State franchise tax	2,184	1,913	1,843
Professional services	2,715	2,795	2,844
Amortization of intangible assets	890	913	945
ATM/Interchange expense	2,314	1,868	1,887
Marketing expense	1,103	1,074	1,411
Software maintenance expenses	2,755	1,833	1,523
Other operating expenses	13,001	9,096	9,288
Total noninterest expense	78,484	70,665	66,947
Income before income taxes	47,563	37,132	39,561
Income taxes	7,017	4,940	5,683
Net income	40,546	32,192	33,878
Preferred stock dividends	0	0	647
Net income available to common shareholders	$ 40,546	$ 32,192	$ 33,231
Earnings per common share, basic	$ 2.63	$ 2.00	$ 2.12
Earnings per common share, diluted	$ 2.63	$ 2.00	$ 2.01